Interim Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	46,477,324	46,477,324
Ordinary shares, shares outstanding	45,988,613	45,988,613